Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents		$ 1,226.7	$ 1,333.5
Receivables, net		1,960.1	1,787.6
Inventories, net		773.4	711.4
Income tax receivables		36.0	33.4
Prepaid expenses		136.0	99.6
Other current assets		8.7	72.8
Total current assets		4,140.9	4,038.3
Property, plant and equipment, net		1,658.1	1,437.1
Investments and other non-current assets		352.2	255.8
Goodwill		1,870.7	1,666.3
Intangible assets, net		212.5	128.0
Total assets		8,234.4	7,525.5
Liabilities and equity
Short-term debt	[1]	219.8	39.6
Accounts payable		1,196.5	1,169.6
Accrued expenses		921.0	755.6
Income tax payable		81.6	71.1
Other current liabilities		178.7	190.5
Total current liabilities		2,597.6	2,226.4
Long-term debt	[1]	1,323.6	1,499.4
Pension liability		237.5	197.0
Other non-current liabilities		149.3	134.6
Total non-current liabilities		1,710.4	1,831.0
Commitments and contingencies
Common stock	[2]	102.8	102.8
Additional paid-in capital		1,329.3	1,329.3
Retained earnings		3,861.8	3,499.4
Accumulated other comprehensive loss	[3]	(565.5)	(408.5)
Treasury stock (14.6 and 14.7 shares, respectively)		(1,051.2)	(1,067.4)
Total controlling interest's equity		3,677.2	3,455.6
Non-controlling interest		249.2	12.5
Total equity	[4]	3,926.4	3,468.1
Total liabilities and equity		$ 8,234.4	$ 7,525.5

[1]	Debt as reported in balance sheet.
[2]	Number of shares: 350 million authorized, 102.8 million issued for both years, and 88.2 and 88.1 million outstanding, net of treasury shares, for 2016 and 2015, respectively.
[3]	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.
[4]	See Note 13 for further details - includes tax effects where applicable.